Treasury Shares (Tables)	6 Months Ended
Dec. 31, 2025
Treasury shares.
Schedule of treasury shares

	Number of
	shares
	(thousands)	£’000
At 1 July 2024, 31 December 2024, 30 June 2025 and 31 December 2025	1,683	21,305